Property, Plant and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net
	At June 30, 2025	At December 31, 2024
Leasehold improvement	$447,429	$—
Computer equipment	94,872	95,228
	542,301	95,228
Accumulated depreciation	(18,053)	(4,906)
	$524,248	$90,322

Schedule of Depreciation	Depreciation included in:
	Six months ended June 30,
	2025	2024
Administrative expense	$13,260	$763